Asset Acquisition (Details)	1 Months Ended		6 Months Ended			12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Asset Acquisition [Line Items]
Ownership percentage	100.00%	100.00%
Gross consideration	$ 5,000,000	¥ 40,000,000
Paid amount (in Yuan Renminbi) | ¥		¥ 10,000,000
Consideration payable current						$ 588,585
Consideration payable noncurrent			$ 2,689,307			2,689,307		$ 2,703,528
Consideration payable, current			588,585					$ 591,369
Interest expense			$ 59,274		$ 72,028
Mr. Haiping Hu [Member]
Asset Acquisition [Line Items]
Unpaid consideration						$ 3,440,114	¥ 25,000,000